Investments - Fair Value of Available-for-Sale Investments by Type of Security (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Available For Sale Securities [Line Items]
AMORTIZED COST		$ 73,022,000	$ 70,780,000
GROSS UNREALIZED GAIN		43,000
GROSS UNREALIZED LOSS			(9,000)
Investments	$ 0	73,065,000	70,771,000
US Treasury Bonds
Schedule Of Available For Sale Securities [Line Items]
AMORTIZED COST		73,022,000	70,780,000
GROSS UNREALIZED GAIN		43,000
GROSS UNREALIZED LOSS			(9,000)
Investments		$ 73,065,000	$ 70,771,000